Related Parties Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Mr. Jianfei Zhang [Member]
Schedule of Balances with Related Parties [Line Items]
Advance to related parties	[1]	$ 16,203	$ 50,000

[1]	The Company advanced fund to Mr. Jianfei Zhang, our CEO, to serve as the petty cash fund for business-related expenses, such as business trips and other costs associated with supporting our business expansion. All payments had been received as of the date of this annual report.